Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,254	$ 11,121	$ 4,992	$ 30,515
Other Comprehensive Income / (Loss):
Foreign currency translation (loss) / gain	140	(4)	165	7
Total Comprehensive Income	$ 2,394	$ 11,117	$ 5,157	$ 30,522